Cover	Sep. 30, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41667
Entity Registrant Name	TMT Acquisition Corp
Entity Central Index Key	0001879851
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(347)
Local Phone Number	627-0058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	TMTCU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	TMTC
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive two-tenths of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive two-tenths of one ordinary share
Trading Symbol	TMTCR
Security Exchange Name	NASDAQ